Segment and Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 130,821	$ 105,526
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 54,904	$ 63,754
Long-lived assets (as a percent)	42.00%	60.40%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 57,419	$ 24,950
Long-lived assets (as a percent)	43.90%	23.60%
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 18,498	$ 16,822
Long-lived assets (as a percent)	14.10%	15.90%